Investments (Tables)	3 Months Ended
Jun. 30, 2025
Disclosure of Investments [Abstract]
Schedule of investments [Table Text Block]
	June 30, 2025	March 31, 2025

Marketable securities	$30,569	$21,016
Equity securities of private companies (Note 24)	453	429
Funds	2,672	2,691
	$33,694	$24,136